Summary of changes in stock options (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) shares
Beginning balance, Number of shares | shares	390,952	[1]
Beginning balance, Share capital	£ 195,476
Beginning balance, Share premium
Issue of ordinary shares, Number of shares | shares	559,006	[1]
Issue of ordinary shares, Share capital	£ 202,017
Issue of ordinary shares, Share premium	£ 16,597,811
Redesignation of nominal value to deferred shares, Number of shares | shares	794,955	[1]
Redesignation of nominal value to deferred shares, Share capital	£ (397,398)
Redesignation of nominal value to deferred shares, Deferred share capital	£ 397,398
Ending balance, Number of shares | shares	1,744,913	[1]
Ending balance, Share capital	£ 95
Ending balance, Deferred share capital	397,398
Ending balance, Share premium	£ 16,597,811

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.